BROWN ADVISORY INTERMEDIATE BOND FUND

                         Supplement Dated April 7, 2004
                        to Prospectus Dated May 1, 2003

As of April 7, 2004, the following amendments to the Fund's Prospectus will become effective:

The section entitled "Fee Table" on page 8 of the Prospectus is amended by deleting the chart relating to Shareholder Fees and Annual Fund Operating Expenses and replacing it with the following chart:

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                                   INSTITUTIONAL         A
                                                                      SHARES           SHARES
Maximum Sales Charge (Load) Imposed on Purchases                       None           1.50%(1)
(as a percentage of the offering price)
Maximum Sales Charge (Load) Imposed on Reinvested Distributions        None             None
Maximum Deferred Sales Charge (Load)                                   None           0.50%(2)
Redemption Fee                                                       1.00%(3)           None
Exchange Fee                                                         1.00%(3)           None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
                                                                   INSTITUTIONAL         A
                                                                      SHARES           SHARES
Management Fees                                                        0.35%           0.35%
Distribution (12b-1) Fees                                              None            0.25%
Other Expenses                                                         0.27%           0.43%
TOTAL ANNUAL FUND OPERATING EXPENSES(4) (5)                            0.62%           1.03%

(1)  No initial sales charge is applied to purchases of $1 million or more.
(2) A contingent deferred sales charge of 0.50% will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.
(3) Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares-Redemption Fee" and "Exchange Privileges" below for additional information.
(4) Based on estimated annualized amounts for the Fund's fiscal year ending December 31, 2003.
(5) The Adviser has voluntarily undertaken to waive its fee and reimburse Fund expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) for Institutional Shares and A Shares do not exceed 0.45% and 0.70%, respectively, of that class' average daily net assets. Voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time.


The section entitled "Your Account-Selling Shares-Redemption Fee" on page 19 of the Prospectus is amended by replacing the entire section with the following:

REDEMPTION FEE The sale of the Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

     o redemptions in a deceased shareholder account if such an account is registered in the deceased's name;

     o redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

     o redemptions of shares purchased through a dividend reinvestment program;

     o redemptions pursuant to a systematic withdrawal plan (limited to 15% of the account value at the time plan was established); and

     o redemptions in a qualified retirement plan under sector 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
          Section 403(b) of the IRC.


The section entitled "Your Account-Exchange Privileges" on page 23 of the Prospectus is amended by replacing the third paragraph with the following:

You may also exchange Fund A Shares and Institutional Shares for shares or certain other Trust series. For a list of additional Trust series available for exchange, call the Transfer Agent. Be sure to confirm with the Transfer Agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences. In addition, if you exchange Institutional Shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" above for additional information. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

                       PLEASE RETAIN FOR FUTURE REFERENCE.

                       BROWN ADVISORY INTERNATIONAL FUND

                         Supplement dated April 7, 2004
     to Prospectus dated February 1, 2003 as supplemented November 26, 2003

As of April 7, 2004, the following amendments to the Fund's Prospectus will become effective:

The section entitled "Fee Table" on page 7 of the Prospectus is amended by deleting the chart relating to Shareholder Fees and Annual Fund Operating Expenses and replacing it with the following chart:

SHAREHOLDER FEES                                                   INSTITUTIONAL
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                              SHARES
Maximum Sales Charge (Load) Imposed on Purchases                        None
(as a percentage of the offering price)
Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None
Maximum Deferred Sales Charge (Load)                                    None
Redemption Fee                                                        1.00%(1)
Exchange Fee                                                          1.00%(1)
ANNUAL FUND OPERATING EXPENSES                                     INSTITUTIONAL
(expenses that are deducted from Fund assets)                          SHARES
Management Fees                                                        1.00%
Distribution (12b-1) Fees                                              0.00%
Other Expenses                                                         0.37%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                1.37%
Waivers and Reimbursements(3)                                          0.12%
NET ANNUAL FUND OPERATING EXPENSES(3)                                  1.25%

(1) Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares-Redemption Fee" and "Exchange Privileges" below for additional information.
(2) Based on annualized estimated amounts for the Fund's fiscal year ended December 31, 2003.
(3) Based on contractual fee waivers and expense reimbursements that may decrease after December 31, 2003.

The section entitled "Your Account-Selling Shares-Redemption Fee" on page 21 of the Prospectus is amended by replacing the entire section with the following:

REDEMPTION FEE The sale of the Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

     o redemptions in a deceased shareholder account if such an account is registered in the deceased's name;

     o redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

     o redemptions of shares purchased through a dividend reinvestment program;

     o redemptions pursuant to a systematic withdrawal plan (limited to 15% of the account value at the time plan was established); and

     o redemptions in a qualified retirement plan under sector 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
          Section 403(b) of the IRC.


The section entitled "Your Account-Exchange Privileges" on page 22 of the Prospectus is amended by replacing the second paragraph with the following:

In addition, if you exchange Institutional Shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares
- Redemption Fee" above for additional information. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

                      PLEASE RETAIN FOR FUTURE REFERENCE.

                       BROWN ADVISORY MARYLAND BOND FUND

                         Supplement dated April 7, 2004
    to Prospectus dated October 1, 2003 as supplemented on November 26, 2003

As of April 7, 2004, the following amendments to the Fund's Prospectus will become effective:

The section entitled "Fee Table" on page 8 of the Prospectus is amended by deleting the chart relating to Shareholder Fees and Annual Fund Operating Expenses and replacing it with the following chart:

SHAREHOLDER FEES                                               INSTITUTIONAL
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                      SHARES
    Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of the offering price)          None
    Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions                                   None
    Maximum Deferred Sales Charge (Load)
    (as a percentage of)                                       None
    Redemption Fee                                             1.00%(1)
    Exchange Fee                                               1.00%(1)
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM                               INSTITUTIONAL
FUND ASSETS)                                                   SHARES
     Management Fees                                           0.50%
     Distribution (12b-1) Fees                                 None
     Other Expenses                                            0.34%
     TOTAL ANNUAL FUND OPERATING EXPENSES(2)                   0.84%
     Fee Waiver and Expense Reimbursements(3)                  0.09%
     NET EXPENSES                                              0.75%

(1) Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares-Redemption Fee" and "Exchange Privileges" below for additional information.

(2) Total Annual Fund Operating Expenses for the Institutional Shares are restated because certain of its expenses are likely to be reduced due to the commencement of the A Shares. Total Annual Fund Operating Expenses for the Fund's A Shares are restated based on annualized estimated amounts for the Fund's fiscal year ending May 31, 2004.

(3) The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of the Fund's Institutional and A Shares exceed 0.75% and 1.00%, respectively, of that class' average daily net asset through May 31, 2004.

The section entitled "Your Account-Selling Shares-Redemption Fee" on page 20 of the Prospectus is amended by replacing the entire section with the following:

REDEMPTION FEE The sale of the Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

     o redemptions in a deceased shareholder account if such an account is registered in the deceased's name;

     o redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

     o redemptions of shares purchased through a dividend reinvestment program;

     o redemptions pursuant to a systematic withdrawal plan (limited to 15% of the account value at the time plan was established); and

     o redemptions in a qualified retirement plan under sector 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
          Section 403(b) of the IRC.


The section entitled "Your Account-Exchange Privileges" on page 24 of the Prospectus is amended by replacing the third paragraph with the following:

In addition, if you exchange Institutional Shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares
- Redemption Fee" above for additional information. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

                       PLEASE RETAIN FOR FUTURE REFERENCE.

                        BROWN ADVISORY REAL ESTATE FUND

                         Supplement dated April 7, 2004

     to Prospectus dated December 5, 2003 as supplemented December 11, 2003

As of April 7, 2004, the following amendments to the Fund's Prospectus will become effective:

The section entitled "Fee Table" on page 6 of the Prospectus is amended by deleting the chart relating to Shareholder Fees and Annual Fund Operating Expenses and replacing it with the following chart:

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases                        None
(as a percentage of the offering price)
Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None
Maximum Deferred Sales Charge (Load)                                    None
Redemption Fee                                                        1.00%(1)
Exchange Fee                                                          1.00%(1)
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                        0.75%
Distribution (12b-1) Fees                                               None
Other Expenses (2)                                                     0.56%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                1.31%
Waivers and Reimbursements                                             0.31%
NET ANNUAL FUND OPERATING EXPENSES(3)                                  1.00%


(1) Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares-Redemption Fee" and "Exchange Privileges" below for additional information.
(2) Based on annualized estimated amounts for the Fund's fiscal year ending May 31, 2004.
(3) Based on contractual fee waivers and expense reimbursements that may decrease after September 30, 2004.


The section entitled "Your Account-Selling Shares-Redemption Fee" on page 19 of the Prospectus is amended by replacing the entire section with the following:

REDEMPTION FEE The redemption of Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any redemption of shares made within 14 days from the date of purchase, subject to limited exceptions. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

     o redemptions in a deceased shareholder account if such an account is registered in the deceased's name;

     o redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

     o redemptions of shares purchased through a dividend reinvestment program;

     o redemptions pursuant to a systematic withdrawal plan (limited to 15% of the account value at the time plan was established); and

     o redemptions in a qualified retirement plan under sector 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
          Section 403(b) of the IRC.

The section entitled "Your Account-Exchange Privileges" on page 20 of the Prospectus is amended by replacing the second paragraph with the following:

If you exchange shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" above for additional information. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.


                       PLEASE RETAIN FOR FUTURE REFERENCE.

                      BROWN ADVISORY SMALL-CAP GROWTH FUND
                       BROWN ADVISORY GROWTH EQUITY FUND

                       Supplement dated April 7, 2004
     to Prospectus dated October 1, 2003 as supplemented November 26, 2003

As of April 7, 2004, the following amendments to the Fund's Prospectus will become effective:

The section entitled "Fee Table" on page 12 of the Prospectus is amended by deleting the chart relating to Shareholder Fees and Annual Fund Operating Expenses and replacing it with the following chart:

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR                   INSTITUTIONAL           A
INVESTMENT)                                         SHARES            SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of the offering price)                    None            5.50%(1)
Maximum Deferred Sales Charge
(Load) Imposed on Redemptions (as                    None             None(2)
a percentage of the offering price)
Maximum Sales Charge (Load)
Imposed on Reinvested Distributions                  None              None
Redemption Fee                                     1.00%(3)            None
Exchange Fee                                       1.00%(3)            None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED                     INSTITUTIONAL           A
FROM FUND ASSETS)                                   SHARES            SHARES
Management Fees                                     1.00%             1.00%
Distribution (12b-1) Fees                            None             0.25%
Other Expenses                                      0.28%             0.70%
TOTAL ANNUAL FUND OPERATING EXPENSES(4)             1.28%             1.95%
Fee Waiver and Expense Reimbursement(5)             0.03%             0.45%
NET EXPENSES                                        1.25%             1.50%

(1)  No initial sales charge is applied to purchases of $1 million or more.
(2) A contingent deferred sales charge of 1.00% will be charged on purchases of $1 million or more that are liquidated in whole or in part within 2 years of purchase.
(3) Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares-Redemption Fee" and "Exchange Privileges" below for additional information.
(4)  Based on amounts for the Fund's fiscal year ending May 31, 2003.
(5) The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of the Fund's Institutional Shares and A Shares exceed 1.25% and 1.50%, respectively, of that class' average daily net assets through May 31, 2004.

The section entitled "Your Account-Selling Shares-Redemption Fee" on page 28 of the Prospectus is amended by replacing the entire section with the following:

REDEMPTION FEE The sale of the Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

     o redemptions in a deceased shareholder account if such an account is registered in the deceased's name;

     o redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

     o redemptions of shares purchased through a dividend reinvestment program;

     o redemptions pursuant to a systematic withdrawal plan (limited to 15% of the account value at the time plan was established); and

     o redemptions in a qualified retirement plan under sector 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
          Section 403(b) of the IRC.


The section entitled "Your Account-Exchange Privileges" on page 33 of the Prospectus is amended by replacing the third paragraph with the following:

In addition, if you exchange Institutional Shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares
- Redemption Fee" above for additional information. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

                       PLEASE RETAIN FOR FUTURE REFERENCE.

                      BROWN ADVISORY SMALL-CAP VALUE FUND

                         Supplement dated April 7, 2004
       to Prospectus dated October 31, 2003 as supplemented March 8, 2004

As of April 7, 2004, the following amendments to the Fund's Prospectus will become effective:

The section entitled "Fee Table" on page 6 of the Prospectus is amended by deleting the chart relating to Shareholder Fees and Annual Fund Operating Expenses and replacing it with the following chart:

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases                        None
(as a percentage of the offering price)
Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None
Maximum Deferred Sales Charge (Load)                                    None
Redemption Fee                                                        1.00%(1)
Exchange Fee                                                          1.00%(1)
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                         1.00%
Distribution (12b-1) Fees                                               0.00%
Other Expenses                                                          0.45%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                 1.45%
Waivers and Reimbursements(3)                                           0.20%
NET ANNUAL FUND OPERATING EXPENSES(3)                                   1.25%


(1) Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares-Redemption Fee" and "Exchange Privileges" below for additional information.
(2) Based on annualized estimated amounts for the Fund's fiscal year ending May 31, 2004.
(3) Based on contractual fee waivers and expense reimbursements that may decrease after September 30, 2004.

The section entitled "Your Account-Selling Shares-Redemption Fee" on page 20 of the Prospectus is amended by replacing the entire section with the following:

REDEMPTION FEE The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

     o redemptions in a deceased shareholder account if such an account is registered in the deceased's name;

     o redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

     o redemptions of shares purchased through a dividend reinvestment program;

     o redemptions pursuant to a systematic withdrawal plan (limited to 15% of the account value at the time plan was established); and

     o redemptions in a qualified retirement plan under sector 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
          Section 403(b) of the IRC.


The section entitled "Your Account-Exchange Privileges" on page 20 of the Prospectus is amended by replacing the second paragraph with the following:

If you exchange shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" above for additional information. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

                       PLEASE RETAIN FOR FUTURE REFERENCE.

                        BROWN ADVISORY VALUE EQUITY FUND

                         Supplement dated April 7, 2004
to Prospectus dated February 1, 2003 as supplemented on November 26, 2003, March 6, 2003, and February 21, 2003

As of April 7, 2004, the following amendments to the Fund's Prospectus will become effective:

The section entitled "Fee Table" on page 6 of the Prospectus is amended by deleting the chart relating to Shareholder Fees and Annual Fund Operating Expenses and replacing it with the following chart:


SHAREHOLDER FEES                                                   INSTITUTIONAL
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             SHARES
Maximum Sales Charge (Load) Imposed on Purchases                       None
(as a percentage of the offering price)
Maximum Sales Charge (Load) Imposed on Reinvested Distributions        None
Maximum Deferred Sales Charge (Load)                                   None
Redemption Fee                                                       1.00%(1)
Exchange Fee                                                         1.00%(1)
ANNUAL FUND OPERATING EXPENSES                                     INSTITUTIONAL
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                         SHARES
Management Fees                                                        0.75%
Distribution (12b-1) Fees                                              0.00%
Other Expenses                                                         0.95%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                1.70%
Waivers and Reimbursements(3)                                          0.70%
NET ANNUAL FUND OPERATING EXPENSES(3)                                  1.00%

(1) Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares-Redemption Fee" and "Exchange Privileges" below for additional information.
(2) A contingent deferred sales charge of up to 1% will be charged on purchases of $1 million or more that are liquidated in whole or in part within twenty-four months of purchase.
(3) Based on annualized estimated amounts for the Fund's fiscal year ending December 31, 2003.
(4) Based on contractual fee waivers and expense reimbursements that may decrease after December 31, 2003.

The section entitled "Your Account-Selling Shares-Redemption Fee" on page 17 of the Prospectus is amended by replacing the entire section with the following:

REDEMPTION FEE The sale of the Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

     o redemptions in a deceased shareholder account if such an account is registered in the deceased's name;

     o redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

     o redemptions of shares purchased through a dividend reinvestment program;

     o redemptions pursuant to a systematic withdrawal plan (limited to 15% of the account value at the time plan was established); and

     o redemptions in a qualified retirement plan under sector 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
          Section 403(b) of the IRC.


The section entitled "Your Account-Exchange Privileges" on page 20 of the Prospectus is amended by replacing the second paragraph with the following:

In addition, if you exchange Institutional Shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares
- Redemption Fee" above for additional information. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

                       PLEASE RETAIN FOR FUTURE REFERENCE.


                                      -2-